Chapter 11 Filing (Tables)	12 Months Ended
Dec. 31, 2019
Chapter 11Filing Tables Abstract
Schedule of Reorganization Items, Net

For the years ended December 31, 2019 and 2018, Reorganization items, net consisted of the following charges:

	Year Ended December 31,
	2019	2018
Legal fees	$-	$119
Professional fees	-	26
Total reorganization items, net	$-	$145